Organization and Description of Business	12 Months Ended
Jun. 30, 2026
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Datasea Inc. (the “Company,” “Datasea,” or “we,” “us,” “our”) was incorporated in the State of Nevada on September 26, 2014 under the name Rose Rock Inc. and changed its name to Datasea Inc. on May 27, 2015. On May 26, 2015, the Company’s founder, Xingzhong Sun, sold 6,666,667 shares of common stock, par value $0.001 per share, of the Company (the “Common Stock”) to Zhixin Liu (“Ms. Liu”), an owner of Shuhai Skill (HK) as defined below. On October 27, 2016, Mr. Sun sold his remaining 1,666,667 shares of Common Stock of the Company to Ms. Liu. As a holding company with no material operations, the Company conducts a majority of its business activities through organizations established in the People’s Republic of China (“PRC), primarily by variable interest entity (the “VIE”). The Company does not have any equity ownership of its VIE, instead it controls and receives economic benefits of the VIE’s business operations through certain contractual arrangements.

On April 15, 2026, Datasea effected a domiciliation to the British Virgin Islands (the “BVI”) through a merger with Datasea Intelligent Technology Ltd. (“DIT”), a business company incorporated under the laws of the BVI and a wholly owned subsidiary of the Company (the “Redomicile Merger”). On April 15, 2026, each share of the Company’s common stock held by the Company’s stockholders was converted into one Class A ordinary share of Datasea Intelligent Technology Ltd. (“DIT”), except that the 2,000,000 shares of common stock held by each of Zhixin Liu and Fu Liu were converted into 2,000,000 Class B ordinary shares of DIT, respectively.

On October 29, 2015, the Company entered into a share exchange agreement (the “Exchange Agreement”) with the shareholders (the “Shareholders”) of Shuhai Information Skill (HK) Limited (“Shuhai Skill (HK)”), a limited liability company (“LLC”) incorporated on May 15, 2015 under the laws of the Hong Kong Special Administrative Region of the People’s Republic of China (the “PRC”). Pursuant to the terms of the Exchange Agreement, the Shareholders, who own 100% of Shuhai Skill (HK), transferred all of the issued and outstanding ordinary shares of Shuhai Skill (HK) to the Company for 6,666,667 shares of Common Stock, causing Shuhai Skill (HK) and its wholly owned subsidiaries, Tianjin Information Sea Information Technology Co., Ltd. (“Tianjin Information” or “WFOE”), an LLC incorporated under the laws of the PRC, and Harbin Information Sea Information Technology Co., Ltd., an LLC incorporated under the laws of the PRC, to become wholly-owned subsidiaries of the Company; and Shuhai Information Technology Co., Ltd., also an LLC incorporated under the laws of the PRC (“Shuhai Beijing”), to become a VIE of the Company through a series of contractual agreements between Shuhai Beijing and Tianjin Information. The transaction was accounted for as a reverse merger, with Shuhai Skill (HK) and its subsidiaries being the accounting survivor. Accordingly, the historical financial statements presented are those of Shuhai Skill (HK) and its consolidated subsidiaries and VIE.

Following the Share Exchange, the Shareholders, Zhixin Liu and her father, Fu Liu, owned approximately 82% of the Company’s outstanding shares of Common Stock. As of October 29, 2015, there were 18,333,333 shares of Common Stock issued and outstanding, 15,000,000 of which were beneficially owned by Zhixin Liu and Fu Liu.

After the Share Exchange, the Company, through its consolidated subsidiaries and VIE provide smart security solutions primarily to schools, tourist or scenic attractions and public communities in China.

On October 16, 2019, Shuhai Beijing incorporated a wholly owned subsidiary, Heilongjiang Xunrui Technology Co. Ltd. (“Xunrui”), which develops and markets the Company’s smart security system products.

On December 3, 2019, Shuhai Beijing formed Nanjing Shuhai Equity Investment Fund Management Co. Ltd. (“Shuhai Nanjing”), a joint venture in PRC, in which Shuhai Beijing holds a 99% ownership interest with the remaining 1% held by Nanjing Fanhan Zhineng Technology Institute Co. Ltd, an unrelated party that was supported by both Nanjing Municipal Government and Beijing University of Posts and Telecommunications. Shuhai Nanjing was formed for gaining the easy access to government funding and private financing for the Company’s new technology development and new project initiation.

In January 2020, the Company acquired ownership in three entities for no consideration from the Company’s management, which set up such entities on the Company’s behalf (described below).

On January 3, 2020, Shuhai Beijing entered into two equity transfer agreements (the “Transfer Agreements”) with the President, and a Director of the Company. Pursuant to the Transfer Agreements, the Director and the President, each agreed, for no consideration, to (i) transfer his 51% and 49% respective ownership interests, in Guozhong Times (Beijing) Technology Ltd. (“Guozhong Times”) to Shuhai Beijing; and (ii) transfer his 51% and 49% respective ownership interests, in Guohao Century (Beijing) Technology Ltd. (“Guohao Century”) to Shuhai Beijing. Guozhong Times and Guohao Century were established to develop technology for electronic products, intelligence equipment and accessories, and provide software and information system consulting, installation and maintenance services.

On January 7, 2020, Shuhai Beijing entered into another equity transfer agreement with the President, the Director described above and an unrelated individual. Pursuant to this equity transfer agreement, the Director, the President and the unrelated individual each agreed to transfer his 51%, 16%, 33% ownership interests, in Guozhong Haoze (Beijing) Technology Ltd. (“Guozhong Haoze”) to Shuhai Beijing for no consideration. Guozhong Haoze was formed to develop and market the smart security system products.

On August 17, 2020, Beijing Shuhai formed a new wholly-owned subsidiary Shuhai Jingwei to expand the security-oriented systems developing, consulting and marketing business overseas.

On November 16, 2020, Guohao Century formed Hangzhou Zhangqi Business Management Limited Partnership (“Zhangqi”) with ownership of 99% as an ordinary partner. In November 2023, the Company dissolved Zhangqi as a result of disposal of Zhuangxun  in July 2023, Zhangqi had no operations but only serves as a holding company of Zhagnxun. In November 2023, the Company dissolved Zhangqi.

On November 19, 2020, Guohao Century formed a 51% owned subsidiary Hangzhou Shuhai Zhangxun Information Technology Co., Ltd (“Zhangxun”) for research and development of 5G Multimodal communication technology. Zhangqi owns 19% of Zhangxun; accordingly, Guohao Century ultimately owns 69.81% of Zhangxun. On December 20, 2022, Guohao Century acquired a 30% ownership interests of Zhangxun from Zhengmao Zhang at the price of approximately US$0.15. After the transaction, Guohao Century owns 81% of Zhangxun, and Zhangqi owns 19% of Zhangxun; On February 15, 2023, Guohao Century acquired a 9% ownership interests of Zhangxun from the Zhangqi at the price of approximately US$130,434. After the transaction, Guohao Century owns 90% of Zhangxun, and Zhangqi owns 10% of Zhangxun; as a result, Guohao Century ultimately owns 99.9 % of Zhangxun. On July 20, 2023, the Company sold Zhangxun to a third party for approximately US$0.28.

On February 16, 2022, Shuhai Jingwei formed Shenzhen Acoustic Effect Management Limited Partnership (“Shenzhen Acoustic MP”) with 99% ownership interest, the remaining 1% ownership interest is held by a third party.

On February 16, 2022, Shuhai Jingwei formed Shuhai (Shenzhen) Acoustic Effect Technology Co., Ltd (“Shuhai Shenzhen Acoustic Effect”), a PRC company, in which Shuhai Jingwei holds 60% ownership interest, 10% ownership interest is held by Shenzhen Acoustic MP, and remaining 30% ownership interest is held by a third party. On October 18, 2022, Shuhai Jingwei acquired 30% ownership interest of Shuhai Acoustic Effect, a PRC company from the third party at the price of approximately US$0.15. After the transaction, Shuhai Jingwei owns 90% of Shuhai Shenzhen Effect, and Shenzhen Acoustic MP still owns 10% of Shuhai Shenzhen Effect; accordingly, Shuhai Jingwei ultimately owns 100% of Shuhai Acoustic Effect. The book value of 30% interest acquired from the third party was $(26,993) due to its accumulated deficit.

On March 4, 2022, Shuhai Beijing formed Beijing Yirui Business Management Development Center (“Yirui”) with 99% ownership interest as an ordinary partner, the remaining 1% ownership interest is held by Zhixin Liu.

On March 4, 2022, Shuhai Beijing formed Beijing Yiying Business Management Development Center (“Yiying”) with 99% ownership interest as an ordinary partner, the remaining 1% ownership interest is held by Zhixin Liu.

On July 31, 2023, Datasea established a wholly owned subsidiary Datasea Acoustic, LLC (“Datasea Acoustic”) in the state of Delaware for expanding the products to the market in North America.

On October 24, 2023, Guozhong Times formed Shuhai Yiyun (Shenzhen) digital technology Co, Ltd (“Yiyun”) with 66% ownership interest, the remaining 34% ownership interest is held by a third party. As of the report date, Yiyun did not have any operations.

On January 10, 2024, the Company’s Board of Directors approved a reverse stock split of its authorized and issued and outstanding shares of common stock, par value $0.001 per share (the “Common Stock”), at a ratio of 1-for-15, which become legal effective on January 19, 2024. After the reverse stock split, every 15 issued and outstanding shares of the Company’s Common Stock was converted automatically into one share of the Company’s Common Stock without any change in the par value per share. The total number of shares of Common Stock authorized for issuance was then reduced by a corresponding proportion from 375,000,000 shares to 25,000,000 shares of Common Stock. All share amounts have been retroactively restated to reflect the reverse stock split for all periods presented.